Operating Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs
Employee benefits	€ 20,349	€ 30,286	€ 26,320
External R&D costs	4,809	19,824	15,580
Laboratory costs and other consumables	3,473	3,111	2,709
Advisory and legal costs	4,262	6,766	4,674
Insurance costs	1,458	1,895	1,979
Depreciation	2,513	2,521	2,329
Patent and license expense	303	611	428
Other	4,217	4,504	5,569
Total operating costs	€ 41,384	€ 69,518	€ 59,588